Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023 USD ($)
Financial Risk Management [Line Items]
Financial assets and liabilities exchange rate description	It assumes a +/- 5% change of the USD/HKD exchange rate for the year ended at December 31, 2025 (2024: 5%). A +/- 5% change is considered for the USD/AUD exchange rate (2024: 5%). A +/- 5% change is considered for the USD/KRW exchange rate (2024: 5%).
Bottom of Range [Member]
Financial Risk Management [Line Items]
Weighted average effective rate (in Dollars)	$ 20,669		$ 20,669
Top of Range [Member]
Financial Risk Management [Line Items]
Weighted average effective rate (in Dollars)	$ 29,639		$ 29,639
MYR [Member]
Financial Risk Management [Line Items]
Closing rates	0.6681
KRW [Member]
Financial Risk Management [Line Items]
Closing rates	0.0007
Strengthened [Member] | KRW [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%
Strengthened [Member] | HKD [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%
Strengthened [Member] | AUD [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%
Weakened [Member] | KRW [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%
Weakened [Member] | HKD [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%
Weakened [Member] | AUD [Member]
Financial Risk Management [Line Items]
Foreign Currency Rate	5.00%	5.00%